Lease - Schedule of Future Minimum Payments Under the Group’s Operating Leases (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Schedule of Future Minimum Payments Under the Group Operating Leases [Abstract]
2026	$ 575,329
2027	529,652
2028	444,374
Thereafter	37,477
Total lease payments	1,586,832
Less: imputed interest	(83,246)
Present value of operating lease liabilities	$ 1,503,586	$ 525,264